Related Party Transactions	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Related Party Transactions

14. Related Party Transactions

Related parties and related party transactions impacting the accompanying financial statements are summarized below and include transactions with the following individuals or entities:

Key management personnel

Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company’s Board of Directors and corporate officers.

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Key management personnel compensation is comprised of:

	For the three years ended
	February 29, 2024 $	February 28, 2023 $	February 28, 2022 $
Share based compensation	1,020,491	320,160	—
Management fees	306,000	308,389	—
Professional fees	125,000	—	12,500
Directors’ fees	86,400	66,500	—
Financing fees	66,516	—	—
Consulting fees	30,000	—	—
Total	1,634,407	695,049	12,500

Due from related parties

	February 29, 2024 $	February 28, 2023 $	February 28, 2022 $
Prepaids	—	30,000	—
	—	30,000	—

The prepaid balance includes amounts paid to a director in advance for director fees.

Due to related parties

	February 29, 2024 $	February 28, 2023 $	February 28, 2022 $
Accounts payable	—	79,290	58,617
	—	79,290	58,617

The accounts payable balance includes amounts payable to key management personnel for services.

During the year ended February 28, 2023, the Company issued a promissory note payable of $850,000 to a related party. This promissory note was paid in cash in full during the year ended February 28, 2023. Further details of the transaction may be found in Note 10.

The financing fee relates to warrants granted by the Company to key management personnel pursuant to the Credit Facility with the management. Further details may be found in Note 8.